UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended June 30, 2006.

Check here if Amendment [  ]; Amendment Number __________
  This Amendment:	[  ] is a restatement.
			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Scott & Selber, Inc.
Address:	5075 Westheimer, Suite 799
	Houston, Texas 77056

Form 13F File Number:  028-11046

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:	Jack I. Selber, C.F.A.
Title:	President
Phone:	(713) 850-1717

Signature, Place, and Date of Signing:

Jack I. Selber		Houston, Texas


Report Type:

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

Form 13F File Number		Name

028-11046		Scott & Selber, Inc. 		June 30, 2006

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  57

Form 13F Information Table Value Total:  90490 (thousands)


List of Other Included Managers:
NONE


028-11406		Scott & Selber, Inc.

Form 13F Information Table

                               Title of          Value   Shares oSH/     Put/    Invt    Other   Voting Authority
Name of Issuer                 Class   Cusip     (x1000) Prn Amt PRN     Call    Disc    Mgrs      Sole   Shared   None
---------------------------------------------------------------------    ----    ------  ----    ------------------------

ATI Technologies Inc           COM     001941103     1536  105210SH              Sole              105210
AT&T Corporation               COM     00206R102      320   11483SH              Sole               11483
Altria Group Inc               COM     02209S103      203    2769SH              Sole                2769
American Express               COM     025816109     2460   46220SH              Sole               46220
Apple Computer                 COM     037833100     3326   58084SH              Sole               58084
aQuantive Inc                  COM     03839G105      382   15100SH              Sole               15100
Bank of America Corp           COM     060505104     3195   66419SH              Sole               66419
W R Berkley Corp               COM     084423102     3294   96516SH              Sole               96516
Blackrock New York Ins Mun Ter COM     09247L107      508   34417SH              Sole               34417
Broadcom Corp A                COM      111320107    2506   82611SH              Sole               82611
Canon Inc                      COM      138006309    1894   25845SH              Sole               25845
Caterpillar                    COM      149123101     256    3441SH              Sole                3441
CheckFree Corp                 COM      162813109    1479   29844SH              Sole               29844
Chevron Corp                   COM      166764100     344    5544SH              Sole                5544
Citigroup Inc                  COM      172967101    2088   43266SH              Sole               43266
Coach Inc                      COM      189754104    2571   85995SH              Sole               85995
Coca-Cola Co                   COM      191216100     618   14354SH              Sole               14354
Community Health Systems       COM      203668108    1857   50535SH              Sole               50535
Coventry Health Care           COM      222862104    1503   27356SH              Sole               27356
Deere & Co                     COM      244199105     225    2700SH              Sole                2700
Emerson Corp                   COM      291011104     251    3000SH              Sole                3000
Ennis Inc                      COM      293389102     265   13486SH              Sole               13486
Exxon Mobil                    COM     30231G102     3718   60600SH              Sole               60600
General Electric               COM      369604103     406   12313SH              Sole               12313
Gilead Sciences                COM      375558103    1915   32370SH              Sole               32370
Goldman Sachs Group            COM     38141G104     1920   12765SH              Sole               12765
ITT Corp                       COM      450911102    2886   58306SH              Sole               58306
Intersil Corp                  COM     46069S109     1366   58770SH              Sole               58770
Johnson & Johnson              COM      478160104     819   13674SH              Sole               13674
Juniper Networks Inc           COM     48203r104     1388   86800SH              Sole               86800
Jupitermedia Corporation       COM     48207D101     2109  162228SH              Sole              162228
Kirby Corp                     COM      497266106    2604   65928SH              Sole               65928
L-3 Communications Holdings    COM      502424104    1836   24342SH              Sole               24342
Lowes Companies                COM      548661107    1809   29820SH              Sole               29820
MBIA Capital/Claymore Mgd Dur  COM     55266X100      417   34525SH              Sole               34525
Manor Care                     COM      564055101    3512   74857SH              Sole               74857
Patriot Scientific Corp        COM     70336N107       10   10000SH              Sole               10000
PepsiCo Inc                    COM      713448108    3141   52314SH              Sole               52314
PowerShares Global Water       COM     73935X575     2724  163435SH              Sole              163435
Procter & Gamble               COM      742718109    3134   56360SH              Sole               56360
ResMed Inc                     COM      761152107    2332   49660SH              Sole               49660
Roper Industries               COM      776696106    1749   37405SH              Sole               37405
Salomon Bros Variable Rate Str COM     79550X105      197   11600SH              Sole               11600
Texas Instruments              COM      882508104    2368   78177SH              Sole               78177
Tiffany & Co                   COM      886547108    1815   54970SH              Sole               54970
Unit Corporation               COM      909218109    1254   22050SH              Sole               22050
VCA Antech Inc                 COM      918194101    1424   44595SH              Sole               44595
Verizon Communications         COM     92343V104     1809   54020SH              Sole               54020
Wachovia Corp                  COM      929903102     224    4137SH              Sole                4137
WellPoint Health Networks      COM     94973V107     1234   16958SH              Sole               16958
Wells Fargo                    COM      949746101     200    2984SH              Sole                2984
Werner Enterprises Inc         COM      950755108    1805   89040SH              Sole               89040
Whole Foods Market Inc         COM      966837106    1404   21721SH              Sole               21721
Wm J Wrigley                   COM      982526105    1795   39580SH              Sole               39580
Wyeth                          COM      983024100     204    4600SH              Sole                4600
Zions Bancorp                  COM      989701107    2464   31614SH              Sole               31614
Noble Drilling Corp            COM     G65422100     1417   19045SH              Sole               19045